                            OPPENHEIMER MONEY MARKET FUND, INC.
                              Supplement dated August 31, 2007
                         to the Prospectus dated September 27, 2006

This supplement amends the Prospectus dated September 27, 2006.

The Prospectus is revised by changing the last sentence of the first paragraph of the section titled "Advisory Fees" on page 10 to read as follows:

      The Fund's  management  fee for the fiscal  year ended July 31,  2006 was 0.41% of the
      Fund's average annual net assets for each class.

August 31, 2007                                              PS0200.015